Statements Of Changes In Equity (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total Retalix Shareholders' Equity [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 5,380	$ 175,435	$ (5,421)	$ 328	$ 175,722	$ 3,327	$ 179,049
Balance, shares at Dec. 31, 2008	20,389,000
CHANGES DURING
Net income (loss)			5,796		5,796	310	6,106
Differences from translation of non dollar currency financial statements of a subsidiary and associated company				314	314	49	363
Comprehensive income					6,110	359	6,469
Stock based compensation expenses		2,624			2,624		2,624
Issuance of share capital and warrants	953	30,515			31,468		31,468
Issuance of share capital and warrants, shares	3,613,000
Issuance of share capital to employees and non-employee resulting from exercise of options	20				20		20
Issuance of share capital to employees and non-employee resulting from exercise of options, shares	81,000
Balance at Dec. 31, 2009	6,353	208,574	375	642	215,944	3,686	219,630
Balance, shares at Dec. 31, 2009	24,083,000
CHANGES DURING
Net income (loss)			10,787		10,787	505	11,292
Differences from translation of non dollar currency financial statements of a subsidiary and associated company				(1)	(1)	255	254
Unrealized gains/ loss on derivative instruments, net of tax				469	469		469
Comprehensive income					11,255	760	12,015
Stock based compensation expenses		3,855			3,855		3,855
Issuance of share capital to employees and non-employee resulting from exercise of options	22				22		22
Issuance of share capital to employees and non-employee resulting from exercise of options, shares	77,000
Balance at Dec. 31, 2010	6,375	212,429	11,162	1,110	231,076	4,446	235,522
Balance, shares at Dec. 31, 2010	24,160,000						24,160,075
CHANGES DURING
Net income (loss)			13,690		13,690	874	14,564
Differences from translation of non dollar currency financial statements of a subsidiary and associated company				(473)	(473)	(453)	(926)
Unrealized gains on investments				530	530		530
Unrealized gains/ loss on derivative instruments, net of tax				(894)	(894)		(894)
Comprehensive income					12,853	421	13,274
Stock based compensation expenses		2,326			2,326		2,326
Issuance of share capital to employees and non-employee resulting from exercise of options	89	2,960			3,049		3,049
Issuance of share capital to employees and non-employee resulting from exercise of options, shares	326,000
Balance at Dec. 31, 2011	$ 6,464	$ 217,715	$ 24,852	$ 273	$ 249,304	$ 4,867	$ 254,171
Balance, shares at Dec. 31, 2011	24,486,000						24,485,946